INFORMATION ABOUT COMPONENTS OF CONSOLIDATED STATEMENTS OF COMPREHENSIVE INCOME - R&D classified by nature (Details) - USD ($)	12 Months Ended
	Jun. 30, 2026	Jun. 30, 2025	Jun. 30, 2024
R&D classified by nature
Amortization of intangible assets	$ 10,173,384	$ 11,154,731
Analysis and storage			$ 598
Depreciation of property, plant and equipment	7,064,572	5,990,809
Freight and haulage	5,611,082	10,739,553	12,375,601
Employee benefits and social securities	31,334,451	36,702,067	35,054,464
Maintenance	3,187,731	3,544,574	3,815,737
Energy and fuel	914,701	763,162	659,031
Supplies and materials	857,962	2,095,938	3,079,451
Mobility and travel	1,764,292	2,325,977	2,881,383
Professional fees and outsourced services	9,866,365	9,238,548	8,936,190
Professional fees related parties		1,102	225,950
Insurance	2,200,324	2,411,447	1,593,149
Depreciation of leased assets	3,334,114	4,313,516	2,337,840
Miscellaneous	195,373	235,216	224,006
Total	11,033,441	9,455,598	8,372,532
Research and development expenses
R&D classified by nature
Amortization of intangible assets	4,621,754	4,204,390	3,206,969
Analysis and storage			5,302
Commissions and royalties		14,179
Depreciation of property, plant and equipment	786,906	680,427	511,525
Freight and haulage	3,028	2,025	15,295
Employee benefits and social securities	1,185,045	2,204,371	1,941,035
Maintenance	31,056	98,286	153,737
Energy and fuel	6,557	5,576	8,101
Supplies and materials	2,295,914	1,704,919	1,512,037
Mobility and travel	36,394	99,212	135,249
Share-based incentives		80,229	308,797
Professional fees and outsourced services	2,041,450	167,136	282,701
Professional fees related parties		90,533	256,877
Office supplies	3,615	14,709	14,144
Information technology expenses	6,051	22,066	8,675
Insurance	11,122	12,234	11,776
Depreciation of leased assets		54,505
Miscellaneous	4,549	801	312
Total	$ 11,033,441	$ 9,455,598	$ 8,372,532